Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Realized federal and state income tax credits on investments	$ 1,500,000,000	$ 883,000,000	$ 756,000,000
Tax advantaged investment costs included in tax expense	604,000,000	482,000,000	278,000,000
Tax advantaged investment costs recognized in income statement	1,200,000,000	1,000,000,000	806,000,000
Decrease in other asset as a result of deconsolidation of VIE'S	4,600,000,000
Decrease in long-term debt as a result of deconsolidation of VIE'S	4,600,000,000
Company's investment in unconsolidated VIEs	957,000,000
Aggregate amount of investments in unconsolidated VIEs	2,600,000,000	1,900,000,000
Unfunded capital commitments related to unconsolidated VIEs	1,700,000,000	1,300,000,000
Company's maximum exposure to unconsolidated VIEs, including any tax implications	7,400,000,000	5,200,000,000
Minimum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	1,000,000	1,000,000
Maximum [Member]
Variable Interest Entity [Line Items]
Aggregate amount of investments in unconsolidated VIEs	37,000,000	58,000,000
Tender Option Bond Program [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	4,600,000,000	5,300,000,000
Liabilities related to consolidated VIEs	4,600,000,000	5,000,000,000
Community Development and Tax Advantaged Investments [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	2,500,000,000	7,100,000,000
Liabilities related to consolidated VIEs	1,800,000,000	5,200,000,000
Aggregate amount of investments in unconsolidated VIEs	2,500,000,000	1,800,000,000
Company's maximum exposure previously recorded tax credits	4,900,000,000	3,300,000,000
Conduit [Member]
Variable Interest Entity [Line Items]
Assets related to consolidated VIEs	$ 116,000,000	$ 144,000,000